SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net and Advances to suppliers, net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ACCOUNTS RECEIVABLE, NET
Allowance for doubtful accounts	$ 266,351	$ 175,135
Nonrelated Party
ACCOUNTS RECEIVABLE, NET
Allowance for credit losses for accounts receivable	668,195	133,449	$ 256,882
Allowance for doubtful accounts	$ 266,351	$ 175,135	$ 254,538